Loans Due from Third Parties	6 Months Ended
Dec. 31, 2022
Loans Due From Third Party [Abstract]
LOANS DUE FROM THIRD PARTIES

6. LOANS DUE FROM THIRD PARTIES

Loans due from third parties consisted of the following:

	December 31, 2022	June 30, 2022
	(unaudited)
Golden Mountain Solution Inc. (c)	$19,097,725	18,600,000
Golden Bridge Solution Inc. (c)	3,074,653	3,822,785
Hunan Peiyuan Media Co., Ltd.	-	3,000,000
Golden Tree Inc.	-	100,000
Li Xian	-	1,000,000
Lu Hongwen	-	714,027
Xie Juan(c)	-	500,000
Wei Yuzhong(c)	-	500,000
Loan interest due from the third parties	279,817	-
Total	$22,452,195	$28,236,812

During the year ended June 30, 2022, the Company entered into certain loan agreements of approximately $28.24 million with eight customers. The loans bear fixed interest rates ranging between 1% and 2.64% per annum, and matured through November 2022. The Company did not recognize interest income on loans until interest were received.

For the six months ended December 31, 2022, six of them have received the loan, and the other two (Golden Mountain Solution Inc and Golden Bridge Solution Inc.) have been extended at the original interest rate, and the loan amount was $22.17 million. According to the contract, loan interest from July to December 2022 was accrued with the amount of $0.28 million.